Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 9. Fair Value of Financial Instruments

ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, accounts payable, accrued expenses and note payables, approximate their fair market value based on the short-term maturity of these instruments.

The Company had no assets or liabilities measured at fair value on a recurring or nonrecurring basis as of December 31, 2013.